Investment Strategy	Aug. 31, 2023
Neuberger Berman Sustainable Equity Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.